Summary of Significant Accounting Policies - Summary of Assets Measured at Fair Value on Recurring Basis (Details) $ in Thousands	Sep. 30, 2016 USD ($)
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 35,883
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	14,063
Cash Equivalents | Level 1 | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	35,883
Short-term Investments | Level 2 | U.S. Government Agency Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	5,006
Short-term Investments | Level 2 | Corporate Notes and Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 9,057